Short-Term and Long-Term Borrowings (Details) - Schedule of Short-Term and Long-Term Bank Borrowings are Pledged by its Assets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Short-Term and Long-Term Bank Borrowings are Pledged by its Assets [Line Items]
Short-term and long-term bank borrowings, Total	$ 438,598	$ 617,430
Buildings, net [Member]
Schedule of Short-Term and Long-Term Bank Borrowings are Pledged by its Assets [Line Items]
Short-term and long-term bank borrowings, Total	23,860
Land use right, net [Member]
Schedule of Short-Term and Long-Term Bank Borrowings are Pledged by its Assets [Line Items]
Short-term and long-term bank borrowings, Total	$ 414,738	$ 617,430